Fair Value Measurements - Reconciliation of investments in which significant unobservable inputs (Level 3) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Loan originations (Level 3)	$ 91,878,969
Balance, as of December 31, 2020	91,878,969
Fair value assets transfers from level 1 to level 2	0
Fair value assets transfers from level 2 to level 1	0
Fair value assets transfers in and out of level 3	0
Fair value liabilities transfers from level 1 to level 2	0
Fair value liabilities transfers from level 2 to level 1	0
Fair value liabilities transfers in and out of level 3	$ 0